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                                                       SEC USE ONLY


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

             Report for the Calendar Year or Quarter Ended March 31, 2001

               (Please read instructions before preparing form.)

If amended report check here:  [ ]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street, New York, NY 10005
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)

Michele R. Teichner, 212-908-7537, Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
               Violations. See U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 08 day of May, 2001.

This is a 13F holdings report.          TD Waterhouse Asset Management, Inc.
                                        ------------------------------------
                                        (Name of Institutional Investor)

                                        /s/ Michele R. Teichner
                                        ------------------------------------
                                        (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing the report): (List in alphabetical order).

13F File Numbers with be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                     13F File No.:

1. ___________________________________  6._____________________________________

2. ___________________________________  7._____________________________________

3. ___________________________________  8._____________________________________

4. ___________________________________  9._____________________________________

5. ___________________________________ 10._____________________________________


                                                                 SEC 1685 (5/91)

                                    FORM 13F

Page 1 of 1     Name of Reporting Manager   TD Waterhouse Asset Management, Inc.


13F  -   03/31/2001                                                                                    S.E.C. USE ONLY

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE















COLUMN TOTALS                                             140,351
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